Schedule of discontinued hedge accounting (Details) - Braskem idesa member R$ in Thousands, $ in Thousands, $ in Thousands	Dec. 31, 2021 USD ($) Number	Dec. 31, 2021 BRL (R$) Number	Dec. 31, 2021 MXN ($) Number
Disclosure of detailed information about financial instruments [line items]
Gross nominal value | R$		R$ 3,373,707
United States of America, Dollars
Disclosure of detailed information about financial instruments [line items]
Total nominal value	$ 1,920,920
Hedge discontinued one member
Disclosure of detailed information about financial instruments [line items]
Opening foreign exchange rate | Number	13.4541	13.4541	13.4541
Closing foreign exchange rate | Number	17.9915	17.9915	17.9915
Gross nominal value | R$		R$ 12,284
Hedge discontinued one member | United States of America, Dollars
Disclosure of detailed information about financial instruments [line items]
Total nominal value	$ 9,917
Hedge discontinued one member | Mexico, Pesos
Disclosure of detailed information about financial instruments [line items]
Total nominal value			$ 44,997
Hedge discontinued two member
Disclosure of detailed information about financial instruments [line items]
Opening foreign exchange rate | Number	13.6665	13.6665	13.6665
Closing foreign exchange rate | Number	19.6113	19.6113	19.6113
Gross nominal value | R$		R$ 1,011,036
Hedge discontinued two member | United States of America, Dollars
Disclosure of detailed information about financial instruments [line items]
Total nominal value	$ 622,965
Hedge discontinued two member | Mexico, Pesos
Disclosure of detailed information about financial instruments [line items]
Total nominal value			$ 3,703,429
Hedge discontinued three member
Disclosure of detailed information about financial instruments [line items]
Opening foreign exchange rate | Number	13.4541	13.4541	13.4541
Closing foreign exchange rate | Number	19.3247	19.3247	19.3247
Gross nominal value | R$		R$ 39,809
Hedge discontinued three member | United States of America, Dollars
Disclosure of detailed information about financial instruments [line items]
Total nominal value	$ 24,839
Hedge discontinued three member | Mexico, Pesos
Disclosure of detailed information about financial instruments [line items]
Total nominal value			$ 145,821
Hedge discontinued four member
Disclosure of detailed information about financial instruments [line items]
Total nominal value			$ 12,357,902
Opening foreign exchange rate | Number	13.4541	13.4541	13.4541
Closing foreign exchange rate | Number	18.5712	18.5712	18.5712
Gross nominal value | R$		R$ 982
Hedge discontinued four member | United States of America, Dollars
Disclosure of detailed information about financial instruments [line items]
Total nominal value	$ 703
Hedge discontinued four member | Mexico, Pesos
Disclosure of detailed information about financial instruments [line items]
Total nominal value			$ 3,598
Hedge discontinued five member
Disclosure of detailed information about financial instruments [line items]
Opening foreign exchange rate | Number	13.6576	13.6576	13.6576
Closing foreign exchange rate | Number	20.3587	20.3587	20.3587
Gross nominal value | R$		R$ 2,309,596
Hedge discontinued five member | United States of America, Dollars
Disclosure of detailed information about financial instruments [line items]
Total nominal value	$ 1,262,496
Hedge discontinued five member | Mexico, Pesos
Disclosure of detailed information about financial instruments [line items]
Total nominal value			$ 8,460,057